Derivative Financial Instruments and Risk Management Policies - Sensitivity of Foreign Currency Gains and Losses and of Equity Changes in Exchange Rates (Details) € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
All currencies vs EUR
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 17
Decrease in net income	(17)
Impact on consolidated equity
Decrease in consolidated equity	(352)
Increase in consolidated equity	€ 352
US dollar
Change
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 2
Impact on consolidated equity
Increase in consolidated equity	€ 66
USD vs EUR
Change
Increase in exchange rate	10.00%
Impact on the consolidated income statement
Decrease in net income	€ (2)
Impact on consolidated equity
Decrease in consolidated equity	€ (66)
European currencies vs EUR
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 1
Decrease in net income	(1)
Impact on consolidated equity
Decrease in consolidated equity	(303)
Increase in consolidated equity	€ 303
Latin American currencies vs USD
Change
Increase in exchange rate	10.00%
Decrease in exchange rate	(10.00%)
Impact on the consolidated income statement
Increase in net income	€ 20
Decrease in net income	(20)
Impact on consolidated equity
Decrease in consolidated equity	(17)
Increase in consolidated equity	€ 17